NONVESTED SHARES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based compensation expenses
Incremental compensation expenses	$ 3,196	$ 2,518	$ 4,318
Fulfillment
Share-based compensation expenses
Incremental compensation expenses	185	46	9
Selling and marketing
Share-based compensation expenses
Incremental compensation expenses	580	231	134
General and administrative
Share-based compensation expenses
Incremental compensation expenses	$ 2,431	$ 2,241	$ 4,175